Unaudited Consolidated Statements of Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	¥ 237,824	$ 35,506	¥ 411,319
Cost of revenues	(136,467)	(20,374)	(274,357)
Gross profit	101,357	15,132	136,962
Operating expenses:
Selling and marketing expenses	(51,801)	(7,734)	(147,543)
General and administrative expenses	(63,803)	(9,526)	(144,511)
Research and development expenses	(5,339)	(797)	(7,526)
Loss from operations	(19,586)	(2,925)	(162,618)
Other income (expenses):
Interest income	109	16	173
Interest expenses	(14)	(2)	(3,475)
Foreign currency exchange (loss)/gain, net	4,455	665	(1,054)
Losses on disposal and closure of subsidiaries and branches	(9,653)	(1,441)	(5,495)
Government grants	2,177	325	6,369
Equity in income on equity method investments	2,984	445	1,449
Others, net	17,372	2,594	(1,735)
Loss before income tax	(2,156)	(323)	(166,386)
Income tax (expense)/credit	185	28	(3,267)
Net Loss	(1,971)	(295)	(169,653)
Less: Net (loss)/gain attributable to non-controlling interests	5,282	789	(4,809)
Net loss attributable to shareholders of the Company	(7,253)	(1,084)	(164,844)
Comprehensive loss	¥ (7,253)	$ (1,084)	¥ (164,844)
Net loss per share
- Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.53)	$ (0.08)	¥ (77.1)
- Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.53)	$ (0.08)	¥ (77.4)
Weighted average shares used in calculating net loss per share
- Basic (in Shares)	13,643,206	13,643,206	2,137,952
- Diluted (in Shares)	13,643,206	13,643,206	2,128,626